COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
18.
COMMITMENTS AND CONTINGENCIES

Capital and other commitments

The Group did not have significant capital, other commitments or long term obligations as of December 31, 2022. As of December 31, 2022, the fair value of guarantees was not material. See Note 2(k).

Contingencies

On September 11, 2020, a securities class action complaint was filed against us and our officers and directors in the Supreme Court of the State of New York, County of New York. An amended complaint was filed on February 1, 2021, which added as defendants the underwriters for our initial public offering. The plaintiff asserted claims under Sections 11 and 15 of the Securities Act of 1933 based on purported misstatements and omissions in Form F-1 registration statement for our initial public offering. The plaintiff brought his claims individually and on behalf of all other persons who acquired our American Depositary Shares pursuant and/or traceable to our initial public offering, and seeks compensatory damages, rescission, injunctive relief, and costs and expenses, including attorneys’ fees and expert fees in unidentified amounts. On August 15, 2022, the Court entered an order of preliminary approval of a settlement in the Action. The Court has approved the settlement and the case has been dismissed. Under the terms of the settlement, we paid an aggregate of US$2.0 million in 2022 as a full and final settlement to resolve all claims that arise out of or relate to the subject matter of the class action as to all parties involved in the action, which were fully accrued as a deduction of other income, net in the financial statements.

Other than the foregoing, the Group are currently not a party to any material legal or administrative proceedings. The Group may from time to time be subject to various legal or administrative claims and proceedings arising in the ordinary course of business. Litigation or any other legal or administrative proceeding, regardless of the outcome, is likely to result in substantial cost and diversion of the Group’s resources, including the Group’s management’s time and attention.